Cover	Aug. 23, 2021
Affiliate, Collateralized Security [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 23, 2021
Current Fiscal Year End Date	--12-31
Entity File Number	000-06890
Entity Registrant Name	MECHANICAL TECHNOLOGY INC
Entity Central Index Key	0000064463
Entity Tax Identification Number	14-1462255
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	325 Washington Avenue Extension
Entity Address, City or Town	Albany
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	12205
City Area Code	(518)
Local Phone Number	218-2550
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock, par value
Affiliate, Collateralized Security [Line Items]
Title of 12(b) Security	Common Stock, par value
Trading Symbol	MKTY
Security Exchange Name	NASDAQ
9.0% Series A Cumulative Perpetual Preferred Stock
Affiliate, Collateralized Security [Line Items]
Title of 12(b) Security	9.0% Series A Cumulative Perpetual Preferred Stock
Trading Symbol	MKTYP
Security Exchange Name	NASDAQ